Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid voyage costs	$ 5,574	$ 7,350
Inventories	32,793	37,566
Claims receivable	5,719	8,507
Other	16,808	7,913
Total prepaid expenses and other current assets	$ 60,894	$ 61,336